Other assets	12 Months Ended
Dec. 31, 2022
Other Assets
Other assets

19	Other assets

	2022	2021
Other recoverable taxes	139,168	128,377
Advances to third parties	7,057	8,545
Prepaid expenses	9,858	10,361
Judicial deposits	16,753	5,446
Works-for-taxes program	7,902	5,338
Other assets	29,222	21,636
	209,960	179,703
Current assets	75,486	81,119
Non-current assets	134,474	98,584